SHARE CAPITAL - Disclosure of Share Purchase Warrants Issued (Details) - Warrants [Member]	12 Months Ended
	May 31, 2025 Share $ / shares	May 31, 2025 Share $ / shares	May 31, 2024 Share	May 31, 2023 Share
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	398,854	398,854	1,625,187	3,506,854
Exercise price | $ / shares	$ 5.3643
Weighted average exercise price and remaining term (in years)	1 year 5 months 30 days
June 2024 Share Warrants - June 17, 2026 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	324,797	324,797
Exercise price | $ / shares	$ 5.2
Weighted average exercise price and remaining term (in years)	2 years
June 2024 Finder Warrants - June 17, 2026 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	20,876	20,876
Exercise price | $ / shares	$ 5.2
Weighted average exercise price and remaining term (in years)	2 years
November 2024 Share Warrants - November 7, 2029 [Member]
Disclosure of classes of share capital [line items]
Total outstanding and exercisable | Share	53,181	53,181
Exercise price | $ / shares		$ 4.675
Weighted average exercise price and remaining term (in years)	5 years